Property and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation expense
Total depreciation expense	$ 369,026	$ 379,267	$ 383,297
Satellites
Depreciation expense
Total depreciation expense	191,729	197,469	210,763
Depreciation expense - capital leases	56,200	56,200	59,700
Furniture, fixtures, equipment and other
Depreciation expense
Total depreciation expense	58,535	70,962	50,492
Customer rental equipment
Depreciation expense
Total depreciation expense	114,568	105,725	116,685
Buildings and improvements
Depreciation expense
Total depreciation expense	$ 4,194	$ 5,111	$ 5,357